Note 13 - Commitments and Contingencies (Details Textual) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 09, 2018	Oct. 31, 2017
Self-insurance, General Liability Deductible Per Claim	$ 100,000	$ 100,000
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,500,000
Letters of Credit Outstanding, Amount	1,300,000	882,999		$ 48,000
Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	7,500,000	5,000,000
Bank Account to Facilitate Administration of Claims [Member]
Restricted Cash, Total	300,000	300,000
Accrued Liabilities and Other Liabilities [Member]
Self-insurance, Accrued Expenses for Claims Incurred But Not Reported and Estimated Losses Reported	4,900,000	3,151,989		2,418,000
Self-insurance, Accrued Expenses for Health Claims Incurred But Not Reoprted	$ 1,500,000	$ 957,584		$ 737,000